Corporate Information	12 Months Ended
Dec. 31, 2019
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Corporate Information
1. Corporate Information
The consolidated financial statements of Stantec Inc. (the Company) for the year ended December 31, 2019, were authorized for issuance in accordance with a resolution of the Company’s board of directors on February 26, 2020. The Company was incorporated under the Canada Business Corporations Act on March 23, 1984. Its shares are traded on the Toronto Stock Exchange (TSX) and New York Stock Exchange (NYSE) under the symbol STN. The Company’s registered office is located at Suite 400, 10220 - 103 Avenue, Edmonton, Alberta. The Company is domiciled in Canada.
The Company is a provider of comprehensive professional services in the area of infrastructure and facilities for clients in the public and private sectors. The Company’s services include engineering, architecture, interior design, landscape architecture, surveying, environmental sciences, project management, and project economics, from initial project concept and planning through to design, construction administration, commissioning, maintenance, decommissioning, and remediation.